CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	2 Months Ended	6 Months Ended	8 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss		$ (1,009,678,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Changes in fair value of derivative liabilities		6,976,000
Amortization of debt discount		2,747,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(11,233,000)
Net cash used in operating activities		(453,804,000)
Cash Flows from Financing Activities:
Net cash provided by used in financing activities		612,105,000
Cash - Beginning of period		614,412,000
Cash - End of period	$ 293,896,000	557,938,000	$ 614,412,000
Churchill Capital Corp IV
Cash Flows from Operating Activities:
Net loss	(1,000)	(1,460,618,073)	(63,467,875)
Adjustments to reconcile net loss to net cash used in operating activities:
Changes in fair value of derivative liabilities		1,399,753,658	58,778,500
Interest expense - excess fair value of conversion liability		56,191,636
Amortization of debt discount		1,200,000
Interest earned on marketable securities held in Trust Account		(204,779)	(531,361)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		262,442	(937,786)
Accounts payable and accrued expenses	1,000	(619,738)	1,446,951
Income taxes payable		(57,844)	81,422
Net cash used in operating activities		(4,092,698)	(2,467,258)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000		25,000
Proceeds from promissory note - related party	300,000	1,500,000	550,000
Payment of convertible promissory note - related party	(152,900)		(550,000)
Net cash provided by used in financing activities	172,100	1,500,000	2,075,610,115
Net Change in Cash	172,100	(2,592,698)
Cash - Beginning of period	0	3,592,857	0
Cash - End of period	172,100	1,000,159	3,592,857
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	$ 58,000
Change in value of Class A common stock subject to possible redemption		216,562,230	$ (61,299,340)
Initial classification of conversion option liability		$ 57,691,636